Note 10 - Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]

NOTE 10. Commitments and Contingencies

Leases. The Company adopted ASC Topic 842, “Leases” electing the transition method which permits entities to change the date of initial application to the beginning of the year of adoption and to recognize the effects of applying the new standard as a cumulative-effect adjustment to the opening balance of retained earnings. The Company elected this transition approach, however the cumulative impact of adoption in the opening balance of retained earnings as of January 1, 2020 was zero. Therefore, as of June 30, 2021 the Company had right-of-use assets totaling $236,000 included in other noncurrent assets and operating lease liabilities totaling $239,000, $213,000 of which are included in other current liabilities and $26,000 of which are included in other noncurrent liabilities, and as of December 31, 2020 the Company had right-of-use assets totaling $506,000 included in other noncurrent assets and operating lease liabilities totaling $508,000, $430,000 of which are included in other current liabilities and $78,000 of which are included in other noncurrent liabilities on the accompanying condensed consolidated balance sheets. The Company does not currently have any finance right-of-use leases. Maturities of the operating lease obligations are as follows (in thousands):

June 30, 2021
Remainder of 2021	$164
2022	79
Total lease payments	243
Less present value discount	(4)
Present value of lease liabilities	$239

Legal actions. From time to time, the Company may be a party to various proceedings and claims incidental to its business. While many of these matters involve inherent uncertainty, the Company believes that the amount of the liability, if any, ultimately incurred with respect to these proceedings and claims will not have a material adverse effect on the Company's consolidated financial position as a whole or on its liquidity, capital resources or future annual results of operations. The Company records reserves for contingencies when information available indicates that a loss is probable, and the amount of the loss can be reasonably estimated.

Indemnifications. The Company has agreed to indemnify its directors, officers and certain employees and agents with respect to claims and damages arising from acts or omissions taken in such capacity, as well as with respect to certain litigation.

Environmental. Environmental expenditures that relate to an existing condition caused by past operations and that have no future economic benefits are expensed. Environmental expenditures that extend the life of the related property or mitigate or prevent future environmental contamination are capitalized. Liabilities for expenditures that will not qualify for capitalization are recorded when environmental assessment and/or remediation is probable, and the costs can be reasonably estimated. Such liabilities are undiscounted unless the timing of cash payments for the liability is fixed or reliably determinable. Environmental liabilities normally involve estimates that are subject to revision until settlement or remediation occurs.

Salt-Water Disposal Commitments. The Company has committed to deliver a total of 3.0 MMBbl of produced water for disposal with a third-party salt-water disposal company between July 24, 2020 and July 24, 2022. As of June 30, 2021, the Company has delivered approximately 1.7 MMBbl under the agreement. The agreement requires a payment for any volumes not delivered should the Company not perform under the agreement, indicating a remaining monetary commitment of approximately $603,000 as of June 30, 2021.

Crude Oil Delivery Commitments. In May 2021, the Company entered into a crude oil marketing contract with Lion as the purchaser and DKL Permian Gathering, LLC (“DKL”) as the gatherer and transporter. The contract includes the Company’s current and future crude oil production from its horizontal wells in Flat Top where DKL will construct an oil gathering system and custody transfer meters to all the Company’s central tank batteries. The contract contains a minimum volume commitment commencing October 2021 based on the gross barrels delivered at the Company’s central tank battery facilities and is 5,000 Bopd for the first year, 7,500 Bopd for the second year and 10,000 Bopd for the remaining eight years of the contract. However, the Company has the ability under the contract to cumulatively bank excess volumes delivered to offset future minimum volume commitments. The monetary commitment as of June 30, 2021, if the Company never delivers any volumes under the agreement, is approximately $25.4 million.

Natural gas purchasing replacement contract. In May 2021, the Company entered into a replacement natural gas purchase contract with WTG Gas Processing, L.P. (“WTG”) as the gatherer, processor and purchaser of the Company’s current and future gross natural gas production in Flat Top. The replacement contract provides the Company with improved natural gas and NGL pricing and requires WTG to expand its current low-pressure gathering system, which eliminates the need for in-field compression in Flat Top to accommodate the Company’s increased natural gas production volumes based on the current plan of development. In exchange for the improved pricing terms and expansion of the gathering system, the Company will provide WTG with certain aid-in-construction payments. The replacement contract does not contain any minimum volume commitments.

Power contracts. In June 2021, the Company entered into a contract with Priority Power Management, LLC (“Priority Power”) whereby Priority Power will develop an electric high-voltage (“EHV”) substation, medium voltage distribution systems and a 13-megawatt direct current solar photovoltaic facility located on approximately 80 acres of land owned by the Company north of Big Spring, Texas in Howard County to provide for the Company’s electrical power needs in its Flat Top operating area including powering drilling rigs and day-to-day operations. The EHV substation will be interconnected with the ERCOT transmission grid via the local electric utility, have an initial capacity of up to 50 megavolt amperes and be designed for future expansion capability. The solar generation facility will be interconnected with the medium voltage distribution system that will be energized from the new EHV substation. Priority Power will develop, finance, engineer, construct, operate and maintain the project facilities.

Also in June 2021, the Company entered into a contract with Oncor Electric Delivery Company, LLC (“Oncor”) to construct certain facilities to deliver electricity to the aforementioned substation. In conjunction with this contract, the Company issued a $1.9 million letter of credit to Oncor until such time as the Company’s load meets or exceeds 12 megawatts as measured during any fifteen (15) minute interval on or before May 20, 2023.

NOTE 9. Commitments and Contingencies

Leases. The Company adopted ASC Topic 842, “Leases” electing the transition method which permits entities to change the date of initial application to the beginning of the year of adoption and to recognize the effects of applying the new standard as a cumulative-effect adjustment to the opening balance of retained earnings. The Company elected this transition approach, however the cumulative impact of adoption in the opening balance of retained earnings as of January 1, 2020 was zero. Therefore, as of December 31, 2020 the Company had operating right-of-use assets totaling $506,000 included in other noncurrent assets and operating lease liabilities totaling $508,000, $430,000 of which is included in other current liabilities and $78,000 is included in other noncurrent liabilities on the accompanying consolidated balance sheet. The Company does not currently have any finance right-of-use leases. Maturities of the operating lease obligations are as follows (in thousands):

Successor
December 31, 2020
2021	$439
2022	79
Total lease payments	518
Less present value discount	(10)
Present value of lease liabilities	$508

Legal actions. From time to time, the Company may be a party to various proceedings and claims incidental to its business. While many of these matters involve inherent uncertainty, the Company believes that the amount of the liability, if any, ultimately incurred with respect to these proceedings and claims will not have a material adverse effect on the Company's consolidated financial position as a whole or on its liquidity, capital resources or future annual results of operations. The Company records reserves for contingencies when information available indicates that a loss is probable, and the amount of the loss can be reasonably estimated.

Indemnifications. The Company has agreed to indemnify its directors and certain of its officers, employees and agents with respect to claims and damages arising from acts or omissions taken in such capacity, as well as with respect to certain litigation.

Environmental. Environmental expenditures that relate to an existing condition caused by past operations and that have no future economic benefits are expensed. Environmental expenditures that extend the life of the related property or mitigate or prevent future environmental contamination are capitalized. Liabilities for expenditures that will not qualify for capitalization are recorded when environmental assessment and/or remediation is probable, and the costs can be reasonably estimated. Such liabilities are undiscounted unless the timing of cash payments for the liability is fixed or reliably determinable. Environmental liabilities normally involve estimates that are subject to revision until settlement or remediation occurs.

Salt-Water Disposal Commitments. The Company has committed to deliver a total of 5.5 MMBbl of produced water for disposal with two different third-party salt-water disposal companies, including 2.5 MMBbl between September 30, 2020 and September 30, 2021 and 3.0 MMBbl between July 24, 2020 and July 24, 2022. As of December 31, 2020, the Company delivered approximately 0.7 MMBbl and 0.7 MMBbl, respectively under the two agreements. Both agreements require a payment for any volumes not delivered should the Company not perform under the agreements, indicating a monetary commitment of approximately $1.8 million as of December 31, 2020. Given the current production levels coupled with the wells planned to come on production in 2021, the Company expects to meet the volume commitments under these agreements.